Operating Segments - Summary of External Revenue by Location of Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	€ 145,120	€ 163,943	€ 143,769
Percentage of entity's revenue	100.00%	100.00%	100.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 36,177	€ 39,989	€ 9,111
Percentage of entity's revenue	25.00%	24.00%	6.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 36,038	€ 31,493	€ 22,268
Percentage of entity's revenue	25.00%	19.00%	15.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 26,053	€ 24,460	€ 29,590
Percentage of entity's revenue	18.00%	15.00%	21.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 2,361	€ 5,562	€ 14,686
Percentage of entity's revenue	2.00%	3.00%	10.00%
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue	€ 44,491	€ 62,439	€ 68,114
Percentage of entity's revenue	31.00%	38.00%	47.00%